Annual Total Returns [BarChart] - Great-West Lifetime 2055 Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	(4.80%)
2012	16.81%
2013	23.26%
2014	5.27%
2015	(2.17%)
2016	9.44%
2017	20.80%
2018	(9.75%)
2019	24.70%
2020	13.96%